U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.     Name and address of issuer:

       Maplewood Investment Trust, a series company
       312 Walnut Street, 21st Floor
       Cincinnati, Ohio 45202
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2.     Name of each series or class of funds for which this notice is filed:

       Amelia Earhart: Eagle Equity Fund
       The CarolinasFund Investor Shares
       The CarolinasFund Institutional Shares
       Legacy Equity Fund
       Mississippi Opportunity Fund Class A
       Mississippi Opportunity Fund Class C
       Regional Opportunity Fund Class A
       Regional Opportunity Fund Class B
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3.     Investment Company Act File Number: 811-7160

       Securities Act File Number: 33-51910
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4.     Last day of fiscal year for which this notice is filed:

       February 28, 1997
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5.     Check box if this  notice  is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                 [  ]
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6.     Date of termination of issuer's declaration under rule
       24f-2(a)(1), if applicable (see Instruction A.6):

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7.     Number and  amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       None
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8.     Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       None
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9.     Number and aggregate sale price of securities sold during the fiscal year:
                                            NUMBER
                                           OF SHARES     SALE PRICE
                                          ------------  ------------
Amelia Earhart: Eagle Equity Fund           36,481     $  674,650
The CarolinasFund Investor Shares          107,377      1,380,508
The CarolinasFund Institutional Shares      53,938        709,026
Legacy Equity Fund                           4,383         55,364
Mississippi Opportunity Fund Class A        31,318        386,710
Mississippi Opportunity Fund Class C        55,923        672,365
Regional Opportunity Fund Class A           22,449        265,034
Regional Opportunity Fund Class B           56,543        637,320
                                         -----------   -----------
                         ISSUER TOTALS     368,412     $4,780,977
                                         ============  ============
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:
                                           NUMBER
                                          OF SHARES     SALE PRICE
                                          ---------     ----------
Amelia Earhart: Eagle Equity Fund           36,481     $  674,650
The CarolinasFund Investor Shares          107,377      1,380,508
The CarolinasFund Institutional Shares      53,938        709,026
Legacy Equity Fund                           4,383         55,364
Mississippi Opportunity Fund Class A        31,318        386,710
Mississippi Opportunity Fund Class C        55,923        672,365
Regional Opportunity Fund Class A           22,449        265,034
Regional Opportunity Fund Class B           56,543        637,320
                                          ----------     --------
                     ISSUER TOTALS          368,412     $4,780,977
                                         ===========   ===========
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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):
                                              NUMBER OF
                                               SHARES      SALE PRICE
                                              --------      ----------
Amelia Earhart: Eagle Equity Fund              1,796     $   33,674
The CarolinasFund Investor                        21            272
The CarolinasFund Institutional                    5             73
Legacy Equity Fund                            25,722        287,014
Mississippi Opportunity Fund Class A           1,224         14,346
Mississippi Opportunity Fund Class C             552          6,416
Regional Opportunity Fund Class A              2,617         29,310
Regional Opportunity Fund Class B                494          5,508
                                             -------      ---------
              ISSUER TOTALS                   32,431      $ 376,613
                                             ========     ==========

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12.  Calculation of registration fee:

       (i)        Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on rule 24f-2 (from Item 10):    $ 4,780,977
                                                             -----------
   (ii)           Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):          376,613
                                                             -----------
       (iii)      Aggregate price of shares redeemed or
                  repurchased during the fiscal year
                  (if applicable):                           -3,857,458
                                                             -----------
       (iv)       Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable):                  +  NONE
                                                              -----------
       (v)        Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus line
                  (iv)] (if applicable):                       1,300,132
                                                              -----------
       (vi)       Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see
                  Instruction C.6):                          x .0003030303
                                                             --------------
       (vii)      Fee due [line (i) or line (v) multiplied
                  by line (vi)]:                              $   393.98
                                                              ===========







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Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v)
                  only if the form is being filed within 60 days after the
                  close of the issuer's fiscal year.  See Instruction C.3.
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13.        Check  box if fees are being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [X]
           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                 April 22, 1997

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                        SIGNATURES

           This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

           By (Signature and Title)*                  /s/ John F. Splain

                                                   ----------------------------
                                                   John F. Splain, Secretary
                                                   ----------------------------
           Date: April 23, 1997
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           *Please print the name and title of the signing officer below the signature.



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April 23, 1997

Maplewood Investment Trust, a series company
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

Ladies and Gentlemen:

Re:  Rule 24f-2 Opinion
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I have been  requested  to render an  opinion in  connection  with the filing by
Maplewood Investment Trust, a series company (herein referred to as the "Trust") of a Rule 24f-2 Notice with respect to the fiscal year ended February 28, 1997 (the "Notice").

Reference is made to paragraph 10 of such Notice, wherein the Trust reports the sale of 36,481 shares of its Amelia Earhart: Eagle Equity Fund, 107,377 Investor shares and 53,938 Institutional shares of The CarolinasFund, 4,383 shares of its Legacy Equity Fund, 31,318 Class A shares and 55,923 Class C shares of its Mississippi Opportunity Fund, and 22,449 Class A shares and 56,543 Class B shares of its Regional Opportunity Fund during the fiscal year ended February 28, 1997 in reliance upon registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and paragraph 11 of such Notice, wherein the Trust reports the issuance of 1,796 shares of its Amelia
Earhart: Eagle Equity Fund, 21 Investor shares and 5 Institutional shares of The CarolinasFund, 25,722 shares of its Legacy Equity Fund, 1,224 Class A shares and 552 Class C shares of its Mississippi Opportunity Fund, and 2,617 Class A shares and 494 Class B shares of its Regional Opportunity Fund in connection with dividend reinvestment plans.

I have examined the Agreement and Declaration of Trust of the Trust as amended to date, the Bylaws of the Trust, records of the Trust concerning certain actions by the Trustees of the Trust, the current Prospectuses of the Trust and supplements thereto, and the form of the Rule 24f-2 Notice.

Based upon the foregoing and assuming that all of such shares were sold in accordance with the terms of the Prospectuses in effect at the time of sale, in my opinion the above-mentioned shares of the Trust have been legally issued and are fully paid and non-assessable by the Trust.

With respect to the opinion stated above, I wish to point out that the shareholders of a Massachusetts business trust may, under some circumstances, be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for the purpose.

I consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Trust's Rule 24f-2 Notice for the fiscal year ended February 28, 1997, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940.

Very truly yours,

/s/ Tina D. Hosking

Tina D. Hosking
Counsel




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